Schedule of Loss on Debt Extinguishment (Details) - USD ($)		1 Months Ended	9 Months Ended
		Nov. 14, 2023	Sep. 30, 2023	Apr. 07, 2021
Subsequent Event [Line Items]
Share issued price exercised				$ 3.76
Lender [Member] | Notes Payable One [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares			150,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Fair value of debt and common stock on extinguishment date	[1]	$ 1,791,000
Fair value of debt subject to modification		1,500,000
Loss on debt extinguishment		291,000
Subsequent Event [Member] | Notes Payable One [Member]
Subsequent Event [Line Items]
Loss on debt extinguishment		$ 291,000
Share issued price exercised		$ 1.94
Subsequent Event [Member] | Lender [Member] | Notes Payable One [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares		150,000

[1]	The Company valued the issuance of the 150,000